CONSOLIDATED STATEMENTS OF (LOSS) INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement
REVENUE AND OTHER INCOME	$ 5,084	$ 3,536
COSTS AND EXPENSES
General and administrative	5,127	3,109
Project and royalty generation costs, net	8,446	6,185
Depletion, depreciation, and direct royalty taxes	844	1,824
Share-based payments	1,245	1,032
TOTAL COSTS AND EXPENSES	15,662	12,150
Loss from operations	(10,578)	(8,614)
Change in fair value of fair value through profit or loss assets	362	(1,832)
Gain (loss) on sale of marketable securities	61	(217)
Equity loss in associated entity		80,311
Foreign exchange (loss) gain	(3,646)	3,483
Interest and other finance charges, net of settlement gains		(337)
Impairment of royalty interest		(7,256)
Impairment of accounts receivable	(434)
Discretionary success bonuses		(5,224)
Writedown of goodwill		(1,879)
Income (loss) before income taxes	(14,235)	58,435
Deferred income tax recovery	415	3,683
Income (loss) for the year	$ (13,820)	$ 62,118
Basic earnings (loss) per share (in dollars per share)	$ (0.17)	$ 0.78
Diluted earnings (loss) per share (in dollars per share)	$ (0.17)	$ 0.77
Weighted average no. of shares outstanding - basic (in shares)	81,801,575	79,979,320
Weighted average no. of shares outstanding - diluted (in shares)	81,801,575	80,653,474